BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
BASIS OF PRESENTATION	BASIS OF PRESENTATION
a)    Basis of presentation
These consolidated financial statements have been prepared in accordance with IFRS (International Financial Reporting Standards) issued and effective or issued and early adopted as at the time of preparing these statements (February 2021), as issued by the International Accounting Standards Board and in conformity with International Financial Reporting Standards as adopted by the European Union (“EU”). These consolidated financial statements are presented in thousands of United States dollars (“$”), except otherwise indicated.
These Consolidated financial statements fairly present the consolidated equity and consolidated financial situation of Ternium as of December 31, 2020, and the consolidated results of its operations, the Changes in the Consolidated Statement of Comprehensive Income, the Changes in Consolidated Net Equity and the Consolidated Cash Flows of Ternium for the year then ended.
Elimination of all material intercompany transactions and balances between the Company and their respective subsidiaries has been made in consolidation.
These consolidated financial statements have been prepared under the historical cost convention, as modified by the revaluation of available-for-sale financial assets, and financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
These consolidated financial statements have been approved for issue by the Board of Directors on February 23, 2021. The Directors have the power to amend and reissue the consolidated financial statements.
Detailed below are the companies whose financial statements have been consolidated and accounted for interest in these consolidated financial statements.
2.    BASIS OF PRESENTATION (continued)

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2020	2019	2018

Ternium S.A.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Investments S.à.r.l.	Luxembourg	Holding	100.00%	100.00%	100.00%
Ternium Internacional España S.L. (1)	Spain	Holding and marketing of steel products	100.00%	100.00%	100.00%
Ternium USA Inc. (1)	USA	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Solutions S.A. (formerly Tericer Trading S.A.) (1)	Uruguay	Other services	100.00%	100.00%	100.00%
Ternium Internationaal B.V. (1)	Netherlands	Marketing of steel products	100.00%	100.00%	100.00%
Ternium Argentina S.A. (2)	Argentina	Manufacturing and selling of flat steel products	62.46%	61.50%	60.94%
Impeco S.A. (3)	Argentina	Manufacturing of pipe products	62.49%	61.54%	60.97%
Prosid Investments S.A. (4)	Uruguay	Holding	62.46%	61.51%	60.94%
Ternium Mexico S.A. de C.V. (5)	Mexico	Manufacturing and selling of steel products	89.21%	88.94%	88.78%
Hylsa S.A. de C.V. (6)	Mexico	Manufacturing and selling of steel products	89.21%	88.94%	88.78%
Las Encinas S.A. de C.V. (6)	Mexico	Exploration, exploitation and pelletizing of iron ore	89.21%	88.94%	88.78%
Ferropak Comercial S.A. de C.V. (6)	Mexico	Scrap services company	89.21%	88.94%	88.78%
Transamerica E. & I. Trading Corp. (6)	USA	Scrap services company	89.21%	88.94%	88.78%
Técnica Industrial S.A. de C.V. (6)	Mexico	Services	89.21%	88.94%	88.78%
Galvacer Chile S.A. (6)	Chile	Distributing company	89.21%	88.94%	88.78%
Ternium Gas México S.A. de C.V. (7)	Mexico	Energy services company	89.21%	88.94%	88.78%
Consorcio Minero Benito Juarez Peña Colorada S.A.de C.V. (8)	Mexico	Exploration, exploitation and pelletizing of iron ore	44.61%	44.47%	44.39%
Peña Colorada Servicios S.A. de C.V. (8)	Mexico	Services	44.61%	44.47%	44.39%
Exiros B.V. (8)	Netherlands	Procurement and trading services	50.00%	50.00%	50.00%
Servicios Integrales Nova de Monterrey S.A. de C.V. (9)	Mexico	Medical and Social Services	66.47%	66.26%	66.14%
Ternium Internacional Nicaragua S.A.	Nicaragua	Manufacturing and selling of steel products	99.38%	99.38%	99.38%
Ternium Internacional Honduras S.A. de C.V.	Honduras	Manufacturing and selling of steel products	99.18%	99.18%	99.18%
Ternium Internacional El Salvador S.A. de C.V.	El Salvador	Manufacturing and selling of steel products	99.92%	99.92%	99.92%
Ternium Internacional Costa Rica S.A.	Costa Rica	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Internacional Guatemala S.A. (10)	Guatemala	Manufacturing and selling of steel products	99.98%	99.98%	99.98%
Ternium Colombia S.A.S. (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Cauca S.A.S. (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Siderúrgica de Caldas S.A.S. (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium del Atlántico S.A.S (10)	Colombia	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium Procurement S.A. (10)	Uruguay	Marketing of steel products and procurement services	100.00%	100.00%	100.00%
Technology & Engineering Services S.A. (10)	Uruguay	Engineering and other services	100.00%	100.00%	100.00%
Tenigal S. de R.L. de C.V. (11)	Mexico	Manufacturing and selling of steel products	51.00%	51.00%	51.00%
Ternium Treasury Services S.A.	Uruguay	Financial Services	100.00%	100.00%	100.00%
Soluciones Integrales de Gestión S.A. (12)	Argentina	Other services	100.00%	100.00%	100.00%
2.    BASIS OF PRESENTATION (continued)

Company	Country of Organization	Main activity	Percentage of ownership at December 31,
			2020	2019	2018

Ternium Participaçoes S.A. (12)	Brazil	Holding	100.00%	100.00%	100.00%
Ternium Brasil Ltda. (13)	Brazil	Manufacturing and selling of steel products	100.00%	100.00%	100.00%
Ternium International Inc. (14)	Panama	Marketing of steel products	—	100.00%	100.00%
Ternium Investments Switzerland AG (15)	Switzerland	Holding	—	100.00%	100.00%
Ternium Internacional S.A. (16)	Uruguay	Marketing of steel products	—	100.00%	100.00%
Ternium Staal B.V. (17)	Netherlands	Holding and marketing of steel products	—	100.00%	100.00%
Imsamex Ecuador S.A. (18)	Ecuador	Distributing company	—	—	88.78%
Ternium Solutions A.G. (19)	Switzerland	Other services	—	—	100.00%
Ternium Ingeniería y Servicios de México S.A. de C.V. (20)	Mexico	Engineering and other services	—	—	99.89%
Ternium International USA Corporation (21)	USA	Marketing of steel products	—	—	100.00%
(1) Indirectly through Ternium Investments S.à.r.l. Total voting rights held: 100.00%.
(2) Indirectly through Ternium Internacional España S.L. Total voting rights held 62.46%. Before that, indirectly through Ternium Internacional España S.L. total voting rights was 61.50%. in 2019 and 60.94% in 2018.
(3) Indirectly through Ternium Argentina S.A. and Soluciones Integrales de Gestión S.A. Total voting rights held 100.00%.
(4) Indirectly through Ternium Argentina S.A. and Ternium Procurement S.A. Total voting rights held 100.00%.
(5) Indirectly through Ternium Argentina S.A. and Ternium Internacional España S.L. Total voting rights held 100.00%.
(6) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 100.00%.
(7) Indirectly through Ternium Mexico S.A. de C.V. and Tenigal S. de R.L. de C.V. Total voting rights held: 100.00%.
(8) Total voting rights held: 50.00%. The Company recognizes the assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
(9) Indirectly through Ternium Mexico S.A. de C.V. Total voting rights held: 74.50%.
(10) Indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%.
(11) Indirectly through Ternium Internacional España S.L. Total voting rights held: 51.00%.
(12) Indirectly through Ternium Investments S.à r.l. and Ternium Internacional España S.L. Total voting rights held: 100.00%.
(13) Since the second quarter of 2020, indirectly through Ternium Internacional España S.L. Total voting rights held: 100.00%. Before that, indirectly through Ternium Investments S.à r.l..
(14) This company was dissolved as of December 7, 2020.
(15) This company was dissolved as of December 4, 2020.
(16) This company was dissolved as of July 14, 2020.
(17) Merged into Ternium Internacional España S.L. as of May 27, 2020, effective as of January 1, 2020.
(18) This company was dissolved as of December 19, 2019.
(19) This company was dissolved as of July 3, 2019.
(20) This company was dissolved as of March 29, 2019.
(21) Merged with Ternium USA Inc. during the first quarter of 2019.

The most important non-controlling interest is related to the investment in Ternium Argentina S.A., which is a company listed in the Buenos Aires Stock Exchange (see note 30). All the information related to this investment could be found in the Buenos Aires Stock Exchange webpage.